Significant Accounting Policies (Details) - Schedule of fair value of private warrants - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of fair value of private warrants [Abstract]
Stock price (in Dollars per share)	$ 11.69	$ 11.41
Exercise price (in Dollars per share)	$ 11.5	$ 11.5
Risk-free interest rate	1.28%	0.40%
Expected term (in years)	5 years 3 months	5 years 3 months
Expected dividend yield	0.00%	0.00%
Expected volatility	40.92%	41.59%
Merger probability adjustment	55.00%	75.00%